Segment Reporting - Schedule of Operations for the Reportable Segment (Details) - CODM [Member] - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Operations for the Reportable Segment [Line Items]
Total operating expenses		$ 3,445	$ 4,362
Loss from marketable securities		36	109
Interest income		(13)	(122)
Other financial expenses (income), net		170	(28)
Other expenses		206	14
Loss for the year		3,844	4,335
Research and development [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Payroll and Employee benefits		779	1,126
Marketing [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Payroll and Employee benefits		262	249
General and administrative [Member]
Schedule of Operations for the Reportable Segment [Line Items]
Payroll and Employee benefits		392	565
Depreciation and amortization expenses		481	228
Share-based compensation expenses		184	233
Other operating expenses	[1]	$ 1,347	$ 1,961

[1]	Other operating expenses include materials, directors and officers insurance, public relations and advertising, consulting and professional services, corporate costs and facility costs.